SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2018
Statements Line Items
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

21. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	December 31, 2018	December 31, 2017
Cash	$85,979,058	$3,354,109
Short-term deposits	196,273	179,502
Total	$86,175,331	$3,533,611

The short-term deposits are used as collateral for the Company’s credit cards.

Changes in non-cash working capital

	Year ended	Year ended	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
Accounts receivable	$1,280,519	$1,908,945	$(6,343)
Prepaid expenses	13,071	(16,698)	3,848
Accounts payable and accrued liabilities	4,981,296	172,600	(86,317)
Advances from joint venture partners	(193,236)	467,544	203,536
	$6,081,650	$2,532,391	$114,724

The significant non-cash investing and financing transactions during the year ended December 31, 2018 included:

a.	Recorded a loss through accumulated other comprehensive income of $49,108 related to the fair value adjustments on FVTPL investments;
b.	Adjusted reserves and investment in associated companies for $246,718 related to share-based payments made by an associated company;
c.

Adjusted non-current assets and liabilities for $1,208,463 related to cumulative translation adjustments (“CTA”), of which $1,391,270 relates to CTA gain on royalty interest, $59,049 relates to CTA gain on goodwill, $258,922 relates to a CTA loss on deferred tax liability and $17,066 relates to CTA gain in the net assets of a subsidiary with a functional currency different from the presentation currency;

d.	Included in the investment in IGC is $483,515 (US$370,000) for the value of shares received from IGC as part of a loan fee (Note 8);
e.	Reclass of $90,254 from reserves to share capital for options exercised;
f.	Reclass of $23,825 from commitment to issue shares to share capital for shares issued during the period;
g.	Issued 381,321 shares valued at $602,487 or $1.58 per share pursuant to a credit facility (Note 8); and
h.	Reclass of $911,477 from Investment in an associated entity to FVTPL related to the derecognition of IGC as an associated entity (Note 4 and 8).

The significant non-cash investing and financing transactions during the year ended December 31, 2017 included:

a.	Recorded a gain through accumulated other comprehensive income of $609,733 related to the fair value adjustments on AFS financial instruments;
b.

Adjusted non-current assets and liabilities for $1,424,814 related to CTA, of which $1,605,133 relates to CTA loss on royalty interest, $223,778 relates to CTA loss on goodwill, $443,115 relates to a CTA gain on deferred tax liability and $39,018 relates to CTA loss in the net assets of a subsidiary with a functional currency different from the presentation currency;

c.	Reclass of reserves on exercise of options for $45,545;
d.	Recorded the movement of $1,017,540 from a convertible loan to an investment in associated company upon conversion of the loan (Note 8); and
e.	Recorded through reserves $39,457 related to the value of warrants issued as finders fees as part of a private placement (Note 14).

The significant non-cash investing and financing transactions during the year ended December 31, 2016 included:

a.	Recorded a gain through accumulated other comprehensive income of $88,515 related to the fair value adjustments on AFS financial instruments;
b.	Issuance of 140,000 incentive stock grants valued at $166,600 applied to commitment to issue shares;
c.	Adjusted reserves and investment in associated companies for $366,800 related to share-based payments made by an associated company;
d.

Adjusted non-current assets and liabilities for $862,335 related to CTA, of which $949,607 relates to CTA loss on royalty interest, $230,234 relates to CTA loss on goodwill, $309,230 relates to a CTA gain on deferred tax liability and $8,276 relates to CTA gain in the net assets of a subsidiary with a functional currency different from the presentation currency; and

e.	Recorded the movement of $1,605,466 from a convertible loan to an investment in associated company upon conversion of the loan (Note 8).